JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF INVESTMENT IN JOINT VENTURE

The Company’s investment in joint venture during the year can be summarized as follows:

December 31, 2021

Investment	$22,500,000
Unrecognized gain on contribution of intellectual property	(19,912,500)
Share of loss in joint venture	(1,142,249)

Investment balance	$1,445,251

SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE

Summarized financial information of the joint venture is as follows:

December 31, 2021

Current assets	$2,287,252
Intangible assets	$22,500,000
Liabilities	$(44,683)
Owners Equity	$(24,742,569)

Net loss	$1,212,417